Provisions	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Provisions

40 Provisions

	2017	2016
At January 1	173	175
Additional provisions	107	92
Disposals	(72)	(33)
Unused amounts reversed through the income statement	-	(3)
Used during the year	12	(55)
Net exchange differences	(9)	(3)
At December 31	210	173
Current	151	88
Non-current	60	85

The remaining provisions mainly consist of litigation provisions of EUR 92 million (2016: EUR 11 million) including EUR 85 million in anticipation of a possible settlement in connection with an investigation by the SEC, refer to Note 48 Commitments and contingencies, restructuring provisions of EUR 27 million (2016: EUR 39 million), provisions regarding fees payable upon purchase and surrender of unit-linked policies in the Polish Life Insurance portfolio of EUR 20 million (2016: EUR 24 million) and other provisions of EUR 71 million (2016: EUR 74 million) including the remaining provision related to the harbor workers’ former pension fund Optas. The provision for unearned commission decreased to EUR 0 million (2016: EUR 25 million) due to the sale of Unirobe Meeùs Groep.